Expense Example - RJ ClariVest Capital Appreciation ETF - RJ ClariVest Capital Appreciation ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	$ 195